Employee benefits	12 Months Ended
Dec. 31, 2020
Employee benefits
Employee benefits

16.  Employee benefits

The components of net period cost recognized in the consolidated statement of operations and the obligations for seniority premium for the years ended December 31, 2020, 2019 and 2018, are as follows:

	2020		2019		2018
Analysis of net period cost:
Current service cost	Ps.	8,449	Ps.	8,214	Ps.	4,977
Interest cost on benefit obligation		2,630		1,872		1,424
Net period cost	Ps.	11,079	Ps.	10,086	Ps.	6,401

Changes in the defined benefit obligation are as follows:

	2020		2019
Defined benefit obligation at January 1,	Ps.	38,151	Ps.	18,153
Net period cost charged to profit or loss:
Current service cost		8,449		8,214
Interest cost on benefit obligation		2,630		1,872
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		2,651		10,192
Payments made		(1,254)		(225)
Defined benefit obligation at December 31,	Ps.	50,627	Ps.	38,206

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2020	2019	2018
Financial:
Discount rate	7.04%	7.18%	9.91%
Expected rate of salary increases	5.50%	5.50%	5.65%
Annual increase in minimum salary	4.00%	4.00%	4.15%

Biometric:
Mortality (1)	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Accruals for short-term employee benefits at December 31, 2020 and 2019, respectively, are as follows:

	2020		2019
Employee profit-sharing (Note 15c)	Ps.	14,417	Ps.	24,097

The key management personnel of the Company include the members of the Board of Directors (Note 7).